INVENTORY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw Materials	$ 674	$ 524,000	$ 2,258
Work-In-Progress	649,000	284,000	1,077,000
Finished Goods	1,629,000	1,131,000	2,845,000
Inventory	$ 2,952,000	$ 1,939,000	$ 6,180,000